Corporate debt, Breakdown of corporate debt (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Corporate debt [Abstract]
Total Non-current	$ 695,085	$ 415,168
Total Current	28,706	268,905
Credit Facilities with Financial Entities [Member]
Corporate debt [Abstract]
Total Non-current	695,085	415,168
Total Current	789	11,580
Notes and Bonds [Member]
Corporate debt [Abstract]
Total Current	$ 27,917	$ 257,325